Commitments and Contingencies (Details) - USD ($) $ in Thousands		6 Months Ended
	May 01, 2023	Jun. 30, 2026
Commitments and Contingencies [Line Items]
Unpaid consulting fees	$ 1,260
Claimed amount	$ 25,000
Sales of products and services		3.00%
Reimbursement		$ 650
Provisions recognized for an insurance recovery asset		$ 650
IIA grants [Member]
Commitments and Contingencies [Line Items]
Sales of products and services		100.00%
Royalties paid		$ 90
Nanox AI [Member]
Commitments and Contingencies [Line Items]
Liability of IIA		$ 4,200